Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,937,000
Previously Paid Amount	0.00
Total Fee Amount	267.50
Total Offset Amount	0.00
Net Fee	267.50
Narrative - Max Aggregate Offering Price	$ 1,937,000
Final Prospectus	true